Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss for the Three and Six Months Ended June 30, 2018 and 2019 - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue			$ 0
Operating expenses
Research and development	(5,202)	(10,994)	(11,532)	(25,068)
Selling, general and administrative	(2,147)	(1,388)	(3,786)	(2,116)
Loss from operations	(7,349)	(12,382)	(15,318)	(27,184)
Foreign exchange gain (loss), net	(169)	(460)	4	(128)
Interest expense	(103)		(140)
Interest income	1	55	7	128
Other income				316
Loss before income tax	(7,620)	(12,787)	(15,447)	(26,868)
Income tax benefit	0	0	0	0
Net loss	(7,620)	(12,787)	(15,447)	(26,868)
Less: Net loss attributable to noncontrolling interests	(268)	(621)	(802)	(1,046)
Net loss attributable to BeyondSpring Inc.	$ (7,352)	$ (12,166)	$ (14,645)	$ (25,822)
Net loss per share
Basic and diluted (in dollars per share)	$ (0.32)	$ (0.54)	$ (0.64)	$ (1.16)
Weighted-average shares outstanding
Basic and diluted (in shares)	23,094,161	22,397,442	23,061,941	22,342,822
Other comprehensive loss, net of tax of nil:
Foreign currency translation adjustment gain	$ 225	$ 169	$ 31	$ 104
Comprehensive loss	(7,395)	(12,618)	(15,416)	(26,764)
Less: Comprehensive loss attributable to noncontrolling interests	(230)	(630)	(805)	(1,024)
Comprehensive loss attributable to BeyondSpring Inc.	$ (7,165)	$ (11,988)	$ (14,611)	$ (25,740)